Commitments and Contingencies (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
Future Minimum Lease Payments under Noncancelable Operating Lease

Future minimum lease payments under the noncancelable operating lease as of June 30, 2012 are as follows (in thousands):

Lease Payments
Nine Months Ending March 31, 2013	$412
Fiscal Year Ending March 31:
2014	563
2015	557
2016	476

Total future minimum lease payments	$2,008

Future minimum lease payments under the noncancelable operating lease as of March 31, 2012 are as follows (in thousands):

Fiscal Year Ending March 31:
2013	$549
2014	563
2015	557
2016	476

Total future minimum lease payments	$2,145